UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

2/28/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Bonds – 123.1%
Aerospace – 1.3%
BE Aerospace, Inc., 8.5%, 2018	$225,000	$235,687
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	406,000	306,530
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	240,000	237,600

		$779,817

Airlines – 1.8%
American Airlines Pass-Through Trust, 7.377%, 2019	$126,830	$101,464
Continental Airlines, Inc., 7.339%, 2014	524,000	495,180
Delta Air Lines, Inc., 7.111%, 2013	150,000	151,500
Delta Air Lines, Inc., 7.711%, 2013	330,000	326,700

		$1,074,844

Apparel Manufacturers – 1.2%
Broder Brothers Co., 11.25%, 2010	$260,000	$202,800
Hanesbrands, Inc., 8%, 2016	160,000	163,200
Hanesbrands, Inc., FRN, 3.83%, 2014	220,000	206,250
Levi Strauss & Co., 9.75%, 2015	105,000	109,462

		$681,712

Asset Backed & Securitized – 2.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051	$176,159	$135,890
Banc of America Commercial Mortgage, Inc., FRN, 6.209%, 2051 (z)	450,000	116,954
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	275,000	53,515
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	197,320	151,464
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	250,617	78,311
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	404,598	118,596
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	1,169,622	311,913
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.061%, 2051	155,000	49,699
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	155,000	43,803
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.746%, 2050	125,000	85,316
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047	250,000	47,398
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047	175,000	28,988

		$1,221,847

Automotive – 3.3%
Allison Transmission, Inc., 11%, 2015 (n)	$270,000	$280,125
Ford Motor Credit Co. LLC, 12%, 2015	1,110,000	1,267,980
Goodyear Tire & Rubber Co., 8.625%, 2011	107,000	111,012
Goodyear Tire & Rubber Co., 9%, 2015	194,000	200,062
Goodyear Tire & Rubber Co., 10.5%, 2016	65,000	70,037

		$1,929,216

Basic Industry – 0.2%
TriMas Corp., 9.75%, 2017 (n)	$125,000	$125,625

Broadcasting – 6.0%
Allbritton Communications Co., 7.75%, 2012	$265,000	$262,681
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	153,982	50,442
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	133,250
Intelsat Jackson Holdings Ltd., 9.5%, 2016	540,000	567,000
Lamar Media Corp., 6.625%, 2015	260,000	248,300
Lamar Media Corp., “C”, 6.625%, 2015	165,000	154,275
LBI Media, Inc., 8.5%, 2017 (z)	150,000	126,750
LIN TV Corp., 6.5%, 2013	355,000	336,362
Local TV Finance LLC, 10%, 2015 (p)(z)	463,050	253,906
Newport Television LLC, 13%, 2017 (n)(p)	352,468	181,815
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	292,534	229,444
Nexstar Broadcasting Group, Inc., 7%, 2014	96,000	75,360
Salem Communications Corp., 9.625%, 2016 (n)	80,000	82,600
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	129,688

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Univision Communications, Inc., 12%, 2014 (n)		$95,000	$102,838
Univision Communications, Inc., 9.75%, 2015 (n)(p)		657,812	549,931
Young Broadcasting, Inc., 8.75%, 2014 (d)		120,000	840

			$3,485,482

Brokerage & Asset Managers – 0.8%
Janus Capital Group, Inc., 6.7%, 2017		$275,000	$271,275
Nuveen Investments, Inc., 10.5%, 2015		185,000	167,425

			$438,700

Building – 2.9%
Associated Materials, Inc., 11.25%, 2014		$270,000	$267,300
Building Materials Holding Corp., 7%, 2020 (z)		155,000	155,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	150,000	204,758
Nortek, Inc., 11%, 2013		$381,688	400,772
Owens Corning, 9%, 2019		330,000	381,286
Ply Gem Industries, Inc., 11.75%, 2013		115,000	116,725
Ply Gem Industries, Inc., 13.125%, 2014 (z)		185,000	185,925

			$1,711,766

Business Services – 3.3%
First Data Corp., 9.875%, 2015		$610,000	$527,650
First Data Corp., 11.25%, 2016		255,000	209,100
Iron Mountain, Inc., 6.625%, 2016		185,000	182,225
Iron Mountain, Inc., 8.375%, 2021		135,000	138,544
SunGard Data Systems, Inc., 9.125%, 2013		365,000	373,669
SunGard Data Systems, Inc., 10.25%, 2015		377,000	391,137
Terremark Worldwide, Inc., 12%, 2017 (n)		95,000	104,263

			$1,926,588

Cable TV – 3.9%
Cablevision Systems Corp., 8%, 2012		$325,000	$342,469
Cablevision Systems Corp., 8.625%, 2017 (z)		70,000	72,100
CCO Holdings LLC, 8.75%, 2013		525,000	532,875
Charter Communications, Inc., 10.875%, 2014 (n)		260,000	289,575
CSC Holdings, Inc., 8.5%, 2014 (n)		255,000	268,069
Mediacom LLC, 9.125%, 2019 (n)		255,000	256,275
Videotron LTEE, 6.875%, 2014		110,000	110,412
Virgin Media Finance PLC, 8.75%, 2014		38,000	38,855
Virgin Media Finance PLC, 8.75%, 2014	EUR	33,628	47,163
Virgin Media Finance PLC, 9.125%, 2016		$100,000	103,250
Virgin Media Finance PLC, 9.5%, 2016		200,000	212,000

			$2,273,043

Chemicals – 4.4%
Ashland, Inc., 9.125%, 2017 (n)		$435,000	$476,325
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		290,000	271,150
Hexion Specialty Chemicals, Inc., 9.75%, 2014		160,000	151,200
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	253,948
Huntsman International LLC, 5.5%, 2016 (n)		$125,000	110,000
Innophos Holdings, Inc., 8.875%, 2014		465,000	477,787
Lumena Resources Corp., 12%, 2014 (n)		152,000	129,250
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		455,000	500,500
Momentive Performance Materials, Inc., 11.5%, 2016		109,000	88,699
Nalco Co., 8.875%, 2013		130,000	133,250

			$2,592,109

Computer Software - Systems – 0.5%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$285,000	$289,275

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.2%
ACCO Brands Corp., 10.625%, 2015 (n)	$30,000	$32,610
ACCO Brands Corp., 7.625%, 2015	80,000	73,400
Central Garden & Pet Co., 8.25%, 2018	150,000	151,313
Jarden Corp., 7.5%, 2017	215,000	216,075
Libbey Glass, Inc., 10%, 2015 (z)	115,000	119,025
Visant Holding Corp., 8.75%, 2013	125,000	126,875

		$719,298

Consumer Services – 2.7%
Corrections Corp. of America, 7.75%, 2017	$50,000	$51,250
KAR Holdings, Inc., 10%, 2015	340,000	354,450
KAR Holdings, Inc., FRN, 4.248%, 2014	100,000	92,500
Service Corp. International, 7.375%, 2014	50,000	50,875
Service Corp. International, 7%, 2017	785,000	769,300
Ticketmaster Entertainment, Inc., 10.75%, 2016	215,000	236,500

		$1,554,875

Containers – 1.9%
Crown Americas LLC, 7.625%, 2013	$86,000	$88,580
Graham Packaging Holdings Co., 9.875%, 2014	400,000	408,000
Greif, Inc., 6.75%, 2017	350,000	344,750
Owens-Brockway Glass Container, Inc., 8.25%, 2013	65,000	65,975
Owens-Illinois, Inc., 7.375%, 2016	95,000	98,088
Reynolds Group, 7.75%, 2016 (n)	105,000	106,313

		$1,111,706

Defense Electronics – 0.5%
L-3 Communications Corp., 6.375%, 2015	$310,000	$315,037

Electronics – 1.2%
Flextronics International Ltd., 6.25%, 2014	$144,000	$143,640
Freescale Semiconductor, Inc., 8.875%, 2014	325,000	288,437
Freescale Semiconductor, Inc., 10.125%, 2018 (z)	105,000	106,050
Jabil Circuit, Inc., 7.75%, 2016	160,000	165,600

		$703,727

Energy - Independent – 7.3%
Berry Petroleum Co., 10.25%, 2014	$150,000	$163,125
Chaparral Energy, Inc., 8.875%, 2017	220,000	179,850
Chesapeake Energy Corp., 7%, 2014	114,000	114,000
Chesapeake Energy Corp., 9.5%, 2015	90,000	97,875
Chesapeake Energy Corp., 6.375%, 2015	230,000	222,525
Forest Oil Corp., 8.5%, 2014	60,000	61,950
Forest Oil Corp., 7.25%, 2019	165,000	161,700
Hilcorp Energy I LP, 9%, 2016 (n)	280,000	283,500
Mariner Energy, Inc., 8%, 2017	300,000	286,500
McMoRan Exploration Co., 11.875%, 2014	130,000	139,100
Newfield Exploration Co., 6.625%, 2014	155,000	157,325
OPTI Canada, Inc., 8.25%, 2014	205,000	182,450
Penn Virginia Corp., 10.375%, 2016	280,000	302,400
Petrohawk Energy Corp., 10.5%, 2014	140,000	151,900
Pioneer Natural Resources Co., 6.875%, 2018	175,000	172,114
Pioneer Natural Resources Co., 7.5%, 2020	200,000	200,760
Plains Exploration & Production Co., 7%, 2017	350,000	342,125
Quicksilver Resources, Inc., 8.25%, 2015	285,000	287,850
Range Resources Corp., 8%, 2019	170,000	178,075
SandRidge Energy, Inc., 9.875%, 2016 (n)	75,000	77,438
SandRidge Energy, Inc., 8%, 2018 (n)	320,000	306,400

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Independent – continued
Southwestern Energy Co., 7.5%, 2018		$175,000	$184,625

			$4,253,587

Entertainment – 1.7%
AMC Entertainment, Inc., 11%, 2016		$325,000	$348,562
AMC Entertainment, Inc., 8.75%, 2019		250,000	258,125
Cinemark USA, Inc., 8.625%, 2019		380,000	395,200

			$1,001,887

Financial Institutions – 4.0%
CIT Group, Inc., 7%, 2014		$125,000	$114,375
CIT Group, Inc., 7%, 2017		625,000	552,344
Credit Acceptance Corp., 9.125%, 2017 (z)		135,000	134,325
GMAC, Inc., 7%, 2012		105,000	104,475
GMAC, Inc., 6.75%, 2014		370,000	353,350
GMAC, Inc., 8%, 2031		574,000	529,515
International Lease Finance Corp., 5.625%, 2013		610,000	520,335

			$2,308,719

Food & Beverages – 2.5%
ARAMARK Corp., 8.5%, 2015		$430,000	$434,300
Dean Foods Co., 7%, 2016		250,000	237,500
Del Monte Foods Co., 6.75%, 2015		335,000	341,700
Pinnacle Foods Finance LLC, 9.25%, 2015		330,000	334,950
TreeHouse Foods, Inc., 7.75%, 2018		135,000	138,544

			$1,486,994

Forest & Paper Products – 3.4%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)		$380,000	$77,900
Bowater, Inc., 6.5%, 2013 (d)		500,000	145,000
Cascades, Inc., 7.75%, 2017 (n)		115,000	116,150
Cellu Tissue Holdings, Inc., 11.5%, 2014		235,000	260,263
Georgia-Pacific Corp., 7.125%, 2017 (n)		190,000	191,900
Georgia-Pacific Corp., 8%, 2024		425,000	443,062
Georgia-Pacific Corp., 7.25%, 2028		55,000	52,937
Graphic Packaging International Corp., 9.5%, 2013		165,000	168,300
Jefferson Smurfit Corp., 8.25%, 2012 (d)		70,000	57,750
JSG Funding PLC, 7.75%, 2015		10,000	9,700
Millar Western Forest Products Ltd., 7.75%, 2013		375,000	300,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	162,581

			$1,985,543

Gaming & Lodging – 6.9%
Ameristar Casinos, Inc., 9.25%, 2014		$115,000	$117,588
Boyd Gaming Corp., 6.75%, 2014		140,000	119,175
Circus & Eldorado Joint Venture, 10.125%, 2012		300,000	262,500
Firekeepers Development Authority, 13.875%, 2015 (n)		335,000	385,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		695,000	7,384
Gaylord Entertainment Co., 6.75%, 2014		220,000	206,800
Harrah’s Operating Co., Inc., 11.25%, 2017		155,000	160,813
Harrah’s Operating Co., Inc., 10%, 2018		164,000	123,820
Harrah’s Operating Co., Inc., 10%, 2018		440,000	332,200
Host Hotels & Resorts, Inc., 6.75%, 2016		250,000	246,250
Host Hotels & Resorts, Inc., 9%, 2017 (n)		340,000	363,800
MGM Mirage, 10.375%, 2014 (n)		40,000	42,400
MGM Mirage, 7.5%, 2016		125,000	99,063
MGM Mirage, 11.125%, 2017 (n)		105,000	113,400
MGM Mirage, 11.375%, 2018 (n)		260,000	240,500
Penn National Gaming, Inc., 8.75%, 2019 (n)		185,000	183,150

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Pinnacle Entertainment, Inc., 7.5%, 2015	$145,000	$119,988
Royal Caribbean Cruises Ltd., 7%, 2013	125,000	124,062
Royal Caribbean Cruises Ltd., 11.875%, 2015	185,000	209,513
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	100,000	99,500
Station Casinos, Inc., 6%, 2012 (d)	245,000	35,525
Station Casinos, Inc., 6.875%, 2016 (d)	715,000	3,718
Station Casinos, Inc., 6.625%, 2018 (d)	875,000	4,550
Wyndham Worldwide Corp., 6%, 2016	460,000	446,635

		$4,047,584

Industrial – 1.7%
Altra Holdings, Inc., 8.125%, 2016 (n)	$115,000	$117,875
Aquilex Corp., 11.125%, 2016 (n)	60,000	62,700
Baldor Electric Co., 8.625%, 2017	465,000	476,625
Great Lakes Dredge & Dock Corp., 7.75%, 2013	140,000	138,600
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	160,000	164,800
Oshkosh Corp., 8.25%, 2017 (z)	30,000	30,000
Oshkosh Corp., 8.5%, 2020 (z)	30,000	30,000

		$1,020,600

Insurance – 1.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$470,000	$366,460
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	333,000

		$699,460

Insurance - Property & Casualty – 2.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$330,000	$356,400
USI Holdings Corp., 9.75%, 2015 (z)	575,000	527,563
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (z)	500,000	450,000

		$1,333,963

Machinery & Tools – 1.1%
Case New Holland, Inc., 7.125%, 2014	$335,000	$335,000
Rental Service Corp., 9.5%, 2014	325,000	314,437

		$649,437

Major Banks – 2.0%
Bank of America Corp., 8% to 2018, FRN to 2049	$635,000	$605,231
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	470,000	485,891
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	110,000	88,825

		$1,179,947

Medical & Health Technology & Services – 9.9%
Biomet, Inc., 10%, 2017	$135,000	$147,488
Biomet, Inc., 11.625%, 2017	405,000	447,525
Community Health Systems, Inc., 8.875%, 2015	435,000	450,225
Cooper Cos., Inc., 7.125%, 2015	120,000	118,200
DaVita, Inc., 7.25%, 2015	395,000	396,481
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	182,325
HCA, Inc., 6.375%, 2015	285,000	267,900
HCA, Inc., 9.25%, 2016	1,025,000	1,087,781
HCA, Inc., 8.5%, 2019 (n)	160,000	171,600
HealthSouth Corp., 8.125%, 2020	260,000	253,500
Psychiatric Solutions, Inc., 7.75%, 2015	165,000	158,400
Tenet Healthcare Corp., 9.25%, 2015	425,000	431,375
U.S. Oncology, Inc., 10.75%, 2014	215,000	223,600
U.S. Oncology, Inc., FRN, 6.427%, 2012 (p)	306,000	276,796
United Surgical Partners International, Inc., 8.875%, 2017	50,000	51,125
United Surgical Partners International, Inc., 9.25%, 2017 (p)	80,000	82,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	388,000

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
VWR Funding, Inc., 11.25%, 2015 (p)		$602,062	$638,186

			$5,772,907

Metals & Mining – 3.4%
Arch Western Finance LLC, 6.75%, 2013		$255,000	$255,637
Cloud Peak Energy, Inc., 8.25%, 2017 (n)		140,000	139,650
Cloud Peak Energy, Inc., 8.5%, 2019 (n)		140,000	141,400
FMG Finance Ltd., 10.625%, 2016 (n)		190,000	211,850
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		730,000	792,050
Peabody Energy Corp., 7.375%, 2016		405,000	428,287

			$1,968,874

Municipals – 1.2%
Cabazon Band of Mission Indians, CA, Mortgage Notes, 13%, 2011 (a)		$575,000	$380,144
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		410,000	299,804

			$679,948

Natural Gas - Distribution – 1.3%
AmeriGas Partners LP, 7.125%, 2016		$345,000	$345,862
Inergy LP, 6.875%, 2014		450,000	438,750

			$784,612

Natural Gas - Pipeline – 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015		$175,000	$164,062
Atlas Pipeline Partners LP, 8.75%, 2018		250,000	233,750
Colorado Interstate Gas Co., 6.8%, 2015		91,000	102,664
Crosstex Energy, Inc., 8.875%, 2018 (z)		115,000	116,725
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		30,000	31,282
El Paso Corp., 6.875%, 2014		325,000	327,726
El Paso Corp., 8.25%, 2016		155,000	164,300
El Paso Corp., 7%, 2017		90,000	90,276
El Paso Corp., 7.75%, 2032		90,000	86,961
MarkWest Energy Partners LP, 6.875%, 2014		210,000	202,650
MarkWest Energy Partners LP, 8.75%, 2018		40,000	40,500
Williams Cos., Inc., 7.75%, 2031		159,000	183,129

			$1,744,025

Network & Telecom – 5.3%
Cincinnati Bell, Inc., 8.375%, 2014		$300,000	$302,250
Cincinnati Bell, Inc., 7%, 2015		395,000	379,200
Citizens Communications Co., 7.875%, 2027		325,000	297,375
Citizens Communications Co., 9%, 2031		70,000	67,900
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	351,306
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	198,000
Qwest Communications International, Inc., 8%, 2015 (n)		105,000	108,675
Qwest Communications International, Inc., 7.125%, 2018 (n)		205,000	205,000
Qwest Communications International, Inc. “B”, 7.5%, 2014		250,000	252,500
Qwest Corp., 7.5%, 2014		145,000	154,425
Qwest Corp., 8.375%, 2016		105,000	114,975
Windstream Corp., 8.625%, 2016		675,000	686,812

			$3,118,418

Oil Services – 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017		$160,000	$136,400
Basic Energy Services, Inc., 7.125%, 2016		65,000	55,250
Expro Finance Luxembourg, 8.5%, 2016 (n)		200,000	199,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (z)		210,000	210,525
Trico Shipping A.S., 11.875%, 2014 (n)		75,000	72,656

			$673,831

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$105,000	$92,400

Other Banks & Diversified Financials – 0.6%
Capital One Financial Corp., 10.25%, 2039	$105,000	$119,096
LBG Capital No.1 PLC, 7.875%, 2020 (z)	130,000	107,900
Santander UK PLC, 8.963% to 2030, FRN to 2049	95,000	99,275

		$326,271

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., 10.25%, 2016	$45,000	$53,663
Teck Resources Ltd., 10.75%, 2019	300,000	369,000

		$422,663

Printing & Publishing – 1.9%
American Media Operations, Inc., 9%, 2013 (p)(z)	$25,729	$15,714
American Media Operations, Inc., 14%, 2013 (p)(z)	275,069	163,337
McClatchy Co., 11.5%, 2017 (z)	180,000	175,500
Morris Publishing, 7%, 2013 (d)	310,000	102,300
Nielsen Finance LLC, 10%, 2014	255,000	264,563
Nielsen Finance LLC, 11.5%, 2016	150,000	167,063
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	175,000	158,375
Tribune Co., 5.25%, 2015 (d)	160,000	48,000

		$1,094,852

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$210,000	$215,250
TFM S.A. de C.V., 9.375%, 2012	31,000	31,930

		$247,180

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$180,000	$198,450

Retailers – 4.0%
Couche-Tard, Inc., 7.5%, 2013	$70,000	$70,350
Dollar General Corp., 11.875%, 2017 (p)	83,000	96,073
General Nutrition Centers, Inc., FRN, 5.177%, 2014 (p)	205,000	188,600
Limited Brands, Inc., 5.25%, 2014	155,000	150,350
Limited Brands, Inc., 6.95%, 2033	70,000	59,850
Macy’s, Inc., 5.75%, 2014	300,000	300,750
Macy’s, Inc., 5.9%, 2016	215,000	208,550
Macy’s, Inc., 6.375%, 2037	125,000	110,000
Neiman Marcus Group, Inc., 10.375%, 2015	350,000	348,250
Sally Beauty Holdings, Inc., 10.5%, 2016	275,000	296,312
Toys “R” Us, Inc., 7.625%, 2011	70,000	71,400
Toys “R” Us, Inc., 10.75%, 2017 (n)	280,000	307,300
Toys “R” Us, Inc., 8.5%, 2017 (n)	145,000	146,450

		$2,354,235

Specialty Chemicals – 0.5%
INVISTA, 9.25%, 2012 (n)	$285,000	$287,137

Specialty Stores – 0.5%
Payless ShoeSource, Inc., 8.25%, 2013	$262,000	$266,585

Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016	$115,000	$115,862

Telecommunications - Wireless – 4.3%
Cricket Communications, Inc., 7.75%, 2016	$135,000	$137,194
Crown Castle International Corp., 9%, 2015	215,000	232,200
Crown Castle International Corp., 7.75%, 2017 (n)	105,000	113,662
Crown Castle International Corp., 7.125%, 2019	210,000	210,000

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Digicel Group Ltd., 8.25%, 2017 (n)		$235,000	$223,250
Nextel Communications, Inc., 6.875%, 2013		170,000	163,200
NII Holdings, Inc., 10%, 2016 (n)		160,000	173,600
SBA Communications Corp., 8%, 2016 (n)		80,000	83,200
SBA Communications Corp., 8.25%, 2019 (n)		65,000	68,250
Sprint Nextel Corp., 8.375%, 2017		235,000	227,363
Sprint Nextel Corp., 8.75%, 2032		400,000	353,000
Wind Acquisition Finance S.A., 12%, 2015 (n)		515,000	551,050

			$2,535,969

Telephone Services – 0.6%
Embarq Corp., 7.995%, 2036		$160,000	$170,344
Frontier Communications Corp., 8.125%, 2018		195,000	194,025

			$364,369

Tobacco – 1.1%
Alliance One International, Inc., 10%, 2016 (n)		$155,000	$161,200
Alliance One International, Inc., 10%, 2016 (n)		80,000	83,200
Reynolds American, Inc., 7.625%, 2016		345,000	389,436

			$633,836

Transportation - Services – 2.3%
Commercial Barge Line Co., 12.5%, 2017		$195,000	$203,775
Eurocar Groupe S.A., FRN, 4.162%, 2013 (n)	EUR	300,000	365,603
Hertz Corp., 8.875%, 2014		$555,000	563,325
Quality Distribution, Inc., 9%, 2010		265,000	238,500

			$1,371,203

Utilities - Electric Power – 6.9%
AES Corp., 8%, 2017		$505,000	$501,844
Calpine Corp., 8%, 2016 (n)		415,000	420,188
Dynegy Holdings, Inc., 7.5%, 2015		125,000	108,750
Dynegy Holdings, Inc., 7.125%, 2018		540,000	415,800
Dynegy Holdings, Inc., 7.75%, 2019		55,000	43,175
Edison Mission Energy, 7%, 2017		410,000	300,325
Energy Future Holdings, 10%, 2020 (n)		130,000	132,600
Mirant North America LLC, 7.375%, 2013		340,000	338,725
NRG Energy, Inc., 7.375%, 2016		665,000	655,856
NRG Energy, Inc., 7.375%, 2017		245,000	241,019
RRI Energy, Inc., 7.875%, 2017		188,000	175,780
Texas Competitive Electric Holdings LLC, 10.25%, 2015		970,000	724,978

			$4,059,040

Total Bonds			$72,015,055

Floating Rate Loans (g)(r) – 4.4%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014		$108,088	$98,698

Automotive – 1.5%
Federal-Mogul Corp., Term Loan B, 2.16%, 2014		$268,331	$234,706
Ford Motor Co., Term Loan B, 3.25%, 2013		686,355	641,170

			$875,876

Broadcasting – 0.8%
Gray Television, Inc., Term Loan B, 3.75%, 2014		$110,011	$98,900
Local TV Finance LLC, Term Loan B, 2.26%, 2013		15,550	13,451
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)		109,414	88,990
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)		308,618	251,009

			$452,350

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Building – 0.1%
Building Materials Holding Corp., Term Loan, 3%, 2014	$30,208	$29,415

Chemicals – 0.7%
LyondellBasell, DIP Term Loan, 9.16%, 2010 (q)	$37,413	$38,938
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010	120,665	125,974
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.72%, 2014	6,624	4,635
LyondellBasell, Dutch Tranche Term Loan, 3.72%, 2014	14,993	10,491
LyondellBasell, German Tranche Term Loan B-1, 3.97%, 2014	19,016	13,306
LyondellBasell, German Tranche Term Loan B-2, 3.97%, 2014	19,016	13,306
LyondellBasell, German Tranche Term Loan B-3, 3.97%, 2014	19,016	13,306
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.72%, 2014	24,839	17,380
LyondellBasell, U.S. Tranche Term Loan, 3.72%, 2014	47,325	33,114
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	82,515	57,737
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	82,515	57,737
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	82,515	57,737

		$443,661

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (a)	$525,000	$52,500

Printing & Publishing – 0.4%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$410,906	$237,042

Specialty Stores – 0.3%
Michaels Stores, Inc., Term Loan B1, 2.51%, 2013	$96,174	$86,617
Michaels Stores, Inc., Term Loan B2, 4.76%, 2016	126,813	120,807

		$207,424

Utilities - Electric Power – 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.72%, 2014	$217,016	$173,613

Total Floating Rate Loans		$2,570,579

Common Stocks – 1.0%
Automotive – 0.1%
Accuride Corp. (a)	35,636	$46,327

Broadcasting – 0.1%
Dex One Corp. (a)	2,252	$67,110
Supermedia, Inc. (a)	250	10,500

		$77,610

Cable TV – 0.3%
Cablevision Systems Corp., “A”	4,000	$96,320
Time Warner Cable, Inc.	1,300	60,697

		$157,017

Construction – 0.2%
Nortek, Inc. (a)	4,005	$148,185

Gaming & Lodging – 0.2%
Ameristar Casinos, Inc.	2,100	$31,689
Pinnacle Entertainment, Inc. (a)	8,100	58,563

		$90,252

Printing & Publishing – 0.1%
American Media, Inc. (a)	4,713	$13,525
World Color Press, Inc. (a)	1,658	18,238

		$31,763

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	207	$5,175

Trucking – 0.0%
Quality Distribution, Inc. (a)	2,687	$11,044

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer				Shares/Par	Value ($)
Common Stocks – continued
Total Common Stocks					$567,373

Preferred Stocks – 0.5%
Financial Institutions – 0.3%
GMAC, Inc., 7% (z)				229	$162,082

Major Banks – 0.2%
Bank of America Corp., 8.625%				4,900	$123,088

Total Preferred Stocks					$285,170

Convertible Bonds – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020				$50,909	$88,636

	Strike Price		First Exercise
Warrants – 0.0%
Cable TV – 0.0%
SIRIUS XM Radio, Inc. (0.024759 shares for 1 warrant) (a)		$9.83	9/16/00	600	$36
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)		$13.00	8/26/09	940	$4,944
World Color Press, Inc. (1 share for 1 warrant) (a)		$16.30	8/26/09	940	3,572

					$8,516

Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	350	$0

Total Warrants					$8,552

Money Market Funds (v) – 4.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value				2,721,758	$2,721,758

Total Investments					$78,257,123

Other Assets, Less Liabilities – (33.8)%					(19,769,523)

Net Assets – 100.0%					$58,487,600

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,877,691, representing 23.7% of net assets.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	$16,278	$15,714
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	150,926	163,337
Banc of America Commercial Mortgage, Inc., FRN, 6.209%, 2051	6/19/08	325,497	116,954
Bonten Media Acquisition Co., 9%, 2015	6/26/09 - 11/15/09	42,671	50,442

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Building Materials Holding Corp., 7%, 2020	2/02/10	$155,000	$155,000
Cablevision Systems Corp., 8.625%, 2017	4/15/08	72,800	72,100
Credit Acceptance Corp., 9.125%, 2017	1/25/10	131,645	134,325
Crosstex Energy, Inc., 8.875%, 2018	2/03/10	112,604	116,725
Freescale Semiconductor, Inc., 10.125%, 2018	2/09/10	105,000	106,050
GMAC, Inc., 7% (Preferred Stock)	12/26/08	176,330	162,082
Jazztel PLC (Warrants)	11/29/00	602	0
LBG Capital No.1 PLC, 7.875%, 2020	1/08/10	117,000	107,900
LBI Media, Inc., 8.5%, 2017	7/18/07	147,525	126,750
Libbey Glass, Inc., 10%, 2015	1/28/10 - 2/24/10	117,685	119,025
Local TV Finance LLC, 10%, 2015	5/02/07 - 11/30/09	463,575	253,906
McClatchy Co., 11.5%, 2017	2/04/10 - 2/08/10	177,770	175,500
McJunkin Red Man Holding Corp., 9.5%, 2016	1/21/10 - 2/24/10	212,550	210,525
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	198,000
Oshkosh Corp., 8.25%, 2017	2/26/10	30,000	30,000
Oshkosh Corp., 8.5%, 2020	2/26/10	30,000	30,000
Ply Gem Industries, Inc., 13.125%, 2014	1/06/10	179,707	185,925
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	548,500	527,563
ZFS Finance USA Trust II, 6.45%, 2065	12/16/09	437,500	450,000

Total Restricted Securities			$3,507,823
% of Net Assets			6.0%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$532,092	$315,478	$13,525	$861,095
Municipal Bonds	—	679,948	—	679,948
Corporate Bonds	—	63,186,104	—	63,186,104
Commercial Mortgage-Backed Securities	—	1,221,847	—	1,221,847
Foreign Bonds	—	6,984,510	—	6,984,510
Floating Rate Loans	—	2,570,579	—	2,570,579
Other Fixed Income Securities	—	31,282	—	31,282
Mutual Funds	2,721,758	—	—	2,721,758

Total Investments	$3,253,850	$74,989,748	$13,525	$78,257,123

Other Financial Instruments
Forward Currency Contracts	—	$129,720	—	$129,720

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$6,315
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	7,210
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/10	$13,525

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at February 28, 2010 is $7,210.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$82,372,722

Gross unrealized appreciation	$3,687,457
Gross unrealized depreciation	(7,803,056)

Net unrealized appreciation (depreciation)	$(4,115,599)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/10

Forward Foreign Currency Exchange Contracts at 2/28/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	204,000	3/15/10	$298,658	$277,771	$20,887
SELL	EUR	HSBC Bank	108,758	3/15/10	154,507	148,087	6,420
SELL	EUR	UBS AG	1,108,450	3/15/10	1,619,446	1,509,293	110,153

							$137,460

Liability Derivatives
BUY	EUR	Barclays Bank PLC	249,054	3/15/10	$345,426	$339,118	$(6,308)
BUY	EUR	Goldman Sachs International	49,974	3/15/10	69,478	68,046	(1,432)

							$(7,740)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,330,053	7,070,197	(5,678,492)	2,721,758

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$565	$2,721,758

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.